Submission	Jul. 29, 2026
Submission [Line Items]
Central Index Key	0000015615
Registrant Name	MASTEC INC
Registration File Number	333-285425
Form Type	S-3
Submission Type	424B7
Fee Exhibit Type	EX-FILING FEES